Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Earnings per share [abstract]
Net income attributable to common shareholders	$ 5,169	$ 1,245
Basic weighted average number of common shares outstanding	30,319,606	33,153,231
Stock options	418,285	802,418
DSUs	116,147	89,043
RSUs	189,998	114,959
Diluted weighted average number of common shares outstanding	31,044,036	34,159,651
Basic earnings per common share (in dollars per share)	$ 0.17	$ 0.04
Diluted earnings per common share (in dollars per share)	$ 0.17	$ 0.04
Stock options
Earnings per share [abstract]
Number of instruments that are antidilutive in period presented	8,339	23,782
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of instruments that are antidilutive in period presented	8,339	23,782